Segment Reporting (Details)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Operating segments, description	Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.
Exceeds revenue percentage	10.00%
Operating segments percentage	10.00%
Assets of all operating segments percentage	10.00%
Number of operating segments	4